QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							4 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 09, 2016	Jun. 17, 2016	Mar. 25, 2016	Dec. 30, 2016	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 562	$ 530	$ 563	$ 528	$ 484	$ 452	$ 442	$ 622	$ 2,183	$ 2,000	$ 2,067
Expenses	(504)	(461)	(489)	(483)	(418)	(416)	(424)	(542)	(1,937)	(1,800)	(1,842)
Net income	$ 112	$ 47	$ 48	$ 28	$ 41	$ 25	$ 7	$ 49	$ 235	$ 122	$ 127
Basic earnings per share (in usd per share)	$ 4.21	$ 1.74	$ 1.76	$ 1.02	$ 1.51	$ 0.90	$ 0.23	$ 1.79	$ 8.70	$ 4.37	$ 4.04
Diluted earnings per share (in usd per share)	$ 4.10	$ 1.70	$ 1.72	$ 1.00	$ 1.48	$ 0.89	$ 0.23	$ 1.75	$ 8.49	$ 4.29	$ 3.95